As filed with the Securities and Exchange Commission on December 4, 2020
Securities Act File No. 333-94671
Investment Company Act File No. 811-09781

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 211	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 211	[X]

PFS Funds
(Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation
155 Federal St., Suite 700, Boston, MA 02110
(Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	Practus, LLP
1939 Friendship Drive, Suite C	11300 Tomahawk Creek Parkway, Ste. 310
El Cajon, California 92020	Leawood, KS 66211

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b);
[ ] on (date) pursuant to paragraph (b);
[ ] 60 days after filing pursuant to paragraph (a)(1);
[ ] on (date) pursuant to paragraph (a)(1);
[ ] 75 days after filing pursuant to paragraph (a)(2); or
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PFS FUNDS

On Behalf of its Series,

Alpha Fiduciary Quantitative Strategy Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 211 to the Registration Statement of PFS Funds on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 210 filed on November 27, 2020 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 211 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 4th day of December, 2020.

PFS Funds By: /s/ Ross C. Provence* Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 211 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence*	President of the Funds	December 4, 2020
Ross C. Provence

/s/ Jeffrey R. Provence	Secretary, Treasurer / Principal Financial Officer,	December 4, 2020
Jeffrey R. Provence	and Trustee of the Funds

/s/ Thomas H. Addis III*	Trustee of the Funds	December 4, 2020
Thomas H. Addis III

/s/ Allen C. Brown*	Trustee of the Funds	December 4, 2020
Allen C. Brown

/s/ George Cossolias*	Trustee of the Funds	December 4, 2020
George Cossolias, CPA

* By: /s/ Jeffrey R. Provence
        Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: December 4, 2020

PFS FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase